SUBSEQUENT EVENTS (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 25, 2025	Mar. 05, 2025	Mar. 25, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 11, 2025
Subsequent Event [Line Items]
Remaining availability value of stock				$ 1,901,000	$ 1,177,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercisable		$ 0.0225				$ 1.595
Interest rate		3.40%
Subsequent Event [Member] | Binding Agreement [Member]
Subsequent Event [Line Items]
Market value per share						1.595
Subsequent Event [Member] | Binding Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants exercisable						0.125
Subsequent Event [Member] | 2024 At The Market Offering Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued			12,277,441
Gross proceeds			$ 3,483,000
Issuance costs			$ 146,000
Total gross proceeds	$ 4,388,000
Remaining availability value of stock	$ 62,000
Private Placement [Member] | Subsequent Event [Member] | Binding Agreement [Member]
Subsequent Event [Line Items]
Share price						$ 1.47
Private Placement [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price		$ 0.50
Warrants exercisable		$ 0.25
Face amount		$ 1,365,000
Convertible note		50,000
Net proceeds		$ 4,000,000